Summary of Principal Accounting Policies (Details 7) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Advertising expenses
Advertising expenses	$ 208,667,609	$ 100,457,370	$ 51,936,863
Foreign currency translation
Exchange loss	(613,227)	862,383	379,530
Government subsidies
Cash subsidies	8,786,891	4,917,642	6,475,023
Allowance for doubtful accounts for accounts receivable and customer deposits
Movement of the allowance for doubtful accounts for accounts receivable and customer deposits
Balance at the beginning of the period	60,818,408	36,537,817	14,811,322
Provisions for doubtful accounts	26,363,611	29,099,216	27,297,288
Write offs	(42,404,691)	(6,298,025)	(5,633,500)
Changes due to foreign exchange	(190,682)	1,479,400	62,707
Balance at the end of the period	$ 44,586,646	$ 60,818,408	$ 36,537,817